Share-based Payment	12 Months Ended
Dec. 31, 2023
Share-based Payment [Abstract]
Share-based Payment

13. Share-based Payment

On September 8, 2021, the Company granted 8,979,600 restricted Class A Ordinary Shares to Make World Better Limited (“Recipient”), which is an entity wholly owned by Mr. Fan Yinliang (“Mr. Fan”) who is a consultant to the Company. The restricted shares are granted with a purchase price of $0.0001 per share and are fully vested upon grant and was fully issued as of December 31,2021. This grant is to reward Mr. Fan for his service of introducing crypto asset mining resources providers outside China. This share-based payment, which was $14,457, was accounted for as sales and marketing expenses based on the Group’s fair value, which is the equity value as indicted in the business combination mentioned in Note1 , at the grant date in the statement of operations for the year ended December 31, 2021.

Share Incentive Plans

The company have incentive plan for the granting of share-based awards, including restricted share units, to management and employees.

2021 Share Incentive Plan

On April 22, 2022, the Company’s shareholders adopted the 2021 Share Incentive Plan, which provides for the issuance of up to an initial 1,812,663 Class A ordinary shares and subject to such adjustments in the plan, the then-applicable Share Reserve number will automatically increase (but not decrease) on January 1st of each year commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (i) three percent (3%) of the total number of ordinary shares of New SAI outstanding on December 31st of the preceding year and (ii) such fewer number of Class A ordinary shares that the Board or any Committee may determine prior to January 1st of a given year; provided, if the effective date of the New SAI Incentive Plan is after January 1, 2022, then the initial automatic increase shall occur on January 1, 2023 and the increases shall end on (and including) January 1, 2032.

In December 2022，the company granted 1,402,000 restricted share units to employees under the 2021 Share Incentive Plan , which generally vest over a four-year period from the date of grant; however, in certain instances, all or a portion of grant may vest immediately. RSUs granted to management generally vest over a one-year period or, in certain instances, immediately. The company measures the fair value of RSUs at the grant date and recognizes expense on a straight-line basis over the requisite service period from the date of grant for each separately-vesting under the graded-vesting attribution method.

In February, 2023, the company granted 400,000 RSUs to an employee for the compensation of service under the 2021 Share Incentive Plan, which is vested over four-year period from the date of grant.

In June, 2023, the company granted 688,396 RSUs to six employees as annual bonus under the 2021 Share Incentive Plan, which was vested immediately.

In December, 2023, the company granted 200,000 RSUs to one consultant for its service, which was vested immediately.

A summary of the Company’s RSU activity for the year ended December 31, 2023 and 2022, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested on December 31, 2021	—	—
Granted	1,402,000	2.49
Vested	(382,250)	2.49
Forfeited	(38,750)	2.49
Nonvested on December 31, 2022	981,000	2.49
Granted	1,288,396	1.33
Vested	(1,097,396)	1.24
Forfeited	(170,125)	2.49
Non-vested on December 31, 2023	1,001,875	2.14

The aggregate unrecognized share-based compensation expenses as of December 31, 2023 were approximately US$1.5million, which will be recognized for the year ending February 1, 2027.